FURTHER ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
FURTHER ACCOUNTING POLICIES
FURTHER ACCOUNTING POLICIES

E FURTHER ACCOUNTING POLICIES

E1   Other significant accounting policies

In addition to the critical accounting polices presented in note A3.1, the following detailed accounting policies are adopted by the Group to prepare the consolidated financial statements. These accounting policies are applied consistently for all years presented and normally are not subject to change unless new accounting standards, interpretations or amendments are introduced by the IASB.

(a)	Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns

(i) Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group's subsidiaries are corporate entities, but the Group's insurance operations also invest in a number of limited partnerships.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Entities consolidated by the Group include Qualifying Partnerships as defined under the UK Partnerships (Accounts) Regulations 2008 (the 'Partnerships Act'). Some of these limited partnerships have taken advantage of the exemption under regulation 7 of the Partnerships Act from the financial statements requirements. This is under regulations 4 to 6, on the basis that these limited partnerships are dealt with on a consolidated basis in these financial statements.

(ii)	Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group's share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group's share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group's insurance or investment funds. This includes venture capital business, mutual funds and unit trusts and which, as allowed by IAS 28, 'Investments in Associates and Joint Ventures', are carried at fair value through profit or loss.

(iii)	Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in structured entities such as:

–	Open-Ended Investment Companies (OEICs);
–	Unit Trusts (UTs);
–	Limited partnerships;
–	Variable interest entities;
–	Investment vehicles within separate accounts offered through variable annuities;
–	Collateralised debt obligations;
–	Mortgage-backed securities; and
–	Similar asset-backed securities.

Open-ended investment companies and unit trusts

The Group invests in OEICs and UTs, which invest mainly in equities, bonds, cash and cash equivalents, and properties. The Group's percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

–	Where the entity is managed by a Group asset manager, and the Group's ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity.
–

Where the entity is managed by a Group asset manager, and the Group's ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group's involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity.

–	Where the entity is managed by a Group asset manager, and the Group's ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.
–

Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group's ability to direct an entity, the Group considers its ability relative to other investors. The Group has a limited number of OEICs and UTs where it considers it has such ability.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and appear as net asset value attributable to unit holders of consolidated unit trusts and similar funds.

Where the Group does not control these entities (as it is deemed to be acting as an agent) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group's asset manager sets up OEICs and UTs as part of asset management operations, the Group's interest is limited to the administration fees charged to manage the assets of such entities. With no participation in these entities, the Group does not retain risks associated with OEICs and UTs. For these open-ended investment companies and unit trusts, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Jackson's separate account assets

These are investment vehicles that invest contract holders' premiums in equity, fixed income, bonds and money market mutual funds. The contract holder retains the underlying returns and the ownership risks related to the underlying investments. The shareholder's economic interest in separate accounts is limited to the administrative fees charged. The separate accounts are set up as separate regulated entities governed by a Board of Governors or trustees for which the majority of the members are independent of Jackson or any affiliated entity. The independent members are responsible for any decision making that impacts contract holders' interest and govern the operational activities of the entities' advisers, including asset managers. Accordingly, the Group does not control these vehicles. These investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Limited partnerships

The Group's insurance operations invest in a number of limited partnerships, either directly or through unit trusts, through a mix of capital and loans. These limited partnerships are managed by general partners, in which the Group holds equity. Such interest in general partners and limited partnerships provide the Group with voting and similar rights to participate in the governance framework of the relevant activities in which limited partnerships are engaged in. Accounting for the limited partnerships as subsidiaries, joint ventures, associates or other financial investments depends on the terms of each partnership agreement and the shareholdings in the general partners.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group's exposure to the variability of returns and the scope of the Group's ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles' activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments. Accordingly the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

The table below provides aggregate carrying amounts of the investments in unconsolidated structured entities reported in the Group's statement of financial position:

	2017			2016
	OEICs/UTs	Separate account assets	Other structured entities	OEICs/UTs	Separate account assets	Other structured entities

	£m	£m	£m	£m	£m	£m
Statement of financial position line items
Equity securities and portfolio holdings in unit trusts	20,718	130,528	—	16,489	120,411	—
Debt securities	—	—	10,894	—	—	12,220

Total	20,718	130,528	10,894	16,489	120,411	12,220

The Group generates returns and retains the ownership risks in these investments commensurate to its participation and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments.

As at 31 December 2017, the Group does not have an agreement, contractual or otherwise, or intention to provide financial support to structured entities that could expose the Group to a loss.

(b)	Reinsurance

The measurement of reinsurance assets is consistent with the measurement of the underlying direct insurance contracts. The treatment of any gains or losses arising on the purchase of reinsurance contracts is dependent on the underlying accounting basis of the entity concerned.

(c)	Earned premiums, policy fees and claims paid

Premiums for conventional with-profits policies and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies, unitised with-profits and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the customer.

Policy fees charged on linked and unitised with-profits policies for mortality, asset management and policy administration are recognised as revenue when related services are provided.

Claims paid include maturities, annuities, surrenders and deaths. Maturity claims are recorded as charges on the policy maturity date. Annuity claims are recorded when each annuity instalment becomes due for payment. Surrenders are charged to the income statement when paid and death claims are recorded when notified.

(d)	Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation/depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and Jackson's debt securities designated as available-for-sale. Movements in unrealised appreciation/depreciation of Jackson's debt securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues, taking into account the effective yield on investments. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

(e)	Financial investments other than instruments classified as long-term business contracts
(i)	Investment classification

The Group holds financial investments in accordance with IAS 39, whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

–

Financial assets and liabilities at fair value through profit or loss—this comprises assets and liabilities designated by management as fair value through profit or loss on inception and derivatives that are held for trading. These investments are measured at fair value with all changes thereon being recognised in investment return in the income statement;

–

Financial investments on an available-for-sale basis—this comprises assets that are designated by management as available-for-sale and/or do not fall into any of the other categories. These assets are initially recognised at fair value plus attributable transaction costs. Available-for-sale assets are subsequently measured at fair value. Interest income is recognised on an effective interest basis in the income statement. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. Except for foreign exchange gains and losses on debt securities, which are included in the income statement, unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses; and

–

Loans and receivables—except for those designated as at fair value through profit or loss or available-for-sale, these instruments comprise non-quoted investments that have fixed or determinable payments. These instruments include loans collateralised by mortgages, deposits, loans to policyholders and other unsecured loans and receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method.

The Group uses the trade date method to account for regular purchases and sales of financial assets. See note A3.1 for further details of valuation of financial investments.

(ii)	Derivatives and hedge accounting

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group may designate certain derivatives as hedges.

For hedges of net investments in foreign operations, the effective portion of any change in fair value of derivatives or other financial instruments designated as net investment hedges is recognised in other comprehensive income. The ineffective portion of changes in the fair value of the hedging instrument is recorded in the income statement.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IAS 39. The Group has no fair value and cash flows hedges under IAS 39 at 31 December 2017 and 2016.

All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

The primary areas of the Group's continuing operations where derivative instruments are held are the UK with-profits funds and annuity business, and Jackson.

For UK with-profits funds the derivative programme is used for the purposes of efficient portfolio management or reduction in investment risk.

For shareholder-backed UK annuity business the derivatives are held to contribute to the matching as far as practical, of asset returns and duration with those of liabilities to policyholders. The carrying value of these liabilities is sensitive to the return on the matching financial assets including derivatives held.

For Jackson's derivative programme see note A3.1.

(iii)	Embedded derivatives

Embedded derivatives are present in host contracts issued by various Group companies, in particular Jackson. They are embedded within other non-derivative host financial instruments and insurance contracts to create hybrid instruments. Embedded derivatives meeting the definition of an insurance contract are accounted for under IFRS 4. Where economic characteristics and risks of the embedded derivatives are not closely related to the economic characteristics and risks of the host instrument, and where the hybrid instrument is not measured at fair value with the changes in fair value recognised in the income statement, the embedded derivative is bifurcated and carried at fair value as a derivative measured in accordance with IAS 39.

In addition, the Group applies the option under IFRS 4 to not separate and fair value surrender options embedded in host contracts and with-profits investment contracts whose strike price is either a fixed amount or a fixed amount plus interest.

(iv)	Securities lending and reverse repurchase agreements

The Group is party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. The Group's policy is that collateral in excess of 100 per cent of the fair value of securities loaned is required from all securities' borrowers and typically consists of cash, debt securities, equity securities or letters of credit.

In cases where the Group takes possession of the collateral under its securities lending programme, the collateral, and corresponding obligation to return such collateral, are recognised in the consolidated statement of financial position.

The Group is also party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position.

(v)	Derecognition of financial assets and liabilities

The Group's policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

(vi)	Financial liabilities designated at fair value through profit or loss

Consistent with the Group's risk management and investment strategy and the nature of the products concerned, the Group has designated under IAS 39 classification certain financial liabilities at fair value through profit or loss as these instruments are managed and their performance evaluated on a fair value basis. These instruments include liabilities related to consolidated collateralised debt obligations and net assets attributable to unit holders of consolidated unit trusts and similar funds.

(f)	Segments

Under IFRS 8 'Operating Segments', the Group determines and presents operating segments based on the information that is internally provided to the Group Executive Committee which is the Group's chief operating decision maker.

The operating segments identified by the Group reflect the Group's organisational structure, which, following a reorganisation during the year, is by business units Asia, US and UK and Europe. All business units contain both insurance and asset management operations.

Further information on the Group's operating segments is provided in note B1.3.

(g)	Borrowings

Although initially recognised at fair value, net of transaction costs, borrowings, excluding liabilities of consolidated collateralised debt obligations, are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or for hybrid debt, over the expected life of the instrument.

(h)	Investment properties

Investments in leasehold and freehold properties not for occupation by the Group, including properties under development for future use as investment properties, are carried at fair value, with changes in fair value included in the income statement. Properties are valued annually either by the Group's qualified surveyors or by taking into consideration the advice of professional external valuers using the Royal Institution of Chartered Surveyors valuation standards. Each property is externally valued at least once every three years.

Leases of investment property where the Group has substantially all the risks and rewards of ownership are classified as finance leases (leasehold property). Finance leases are capitalised at the lease's inception at the lower of the fair value of the leased property and the present value of the minimum lease payments.

(i)	Pension schemes

For the Group's defined benefit schemes, if the present value of the defined benefit obligation exceeds the fair value of the scheme assets, then a liability is recorded in the Group's statement of financial position. By contrast, if the fair value of the assets exceeds the present value of the defined benefit obligation then the surplus will only be recognised if the nature of the arrangements under the trust deed, and funding arrangements between the Trustee and the Company, support the availability of refunds or recoverability through agreed reductions in future contributions. In addition, if there is a constructive obligation for the Company to pay deficit funding, this is also recognised such that the financial position recorded for the scheme reflects the higher of any underlying IAS 19 deficit and the obligation for deficit funding.

The Group utilises the projected unit credit method to calculate the defined benefit obligation. This method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. Estimated future cash flows are then discounted at a high-quality corporate bond rate, adjusted to allow for the difference in duration between the bond index and the pension liabilities where appropriate, to determine its present value. These calculations are performed by independent actuaries.

The plan assets of the Group's pension schemes include several insurance contracts that have been issued by the Group. These assets are excluded from plan assets in determining the pension surplus or deficit recognised in the consolidated statement of financial position.

The aggregate of the actuarially determined service costs of the currently employed personnel, and the net interest on the net defined benefit liability (asset) at the start of the period, is charged to the income statement. Actuarial and other gains and losses as a result of changes in assumptions or experience variances are recognised as other comprehensive income.

Contributions to the Group's defined contribution schemes are expensed when due.

(j)	Share-based payments and related movements in own shares

The Group offers share award and option plans for certain key employees and a Save As You Earn plan for all UK and certain overseas employees. Shares held in trust relating to these plans are conditionally gifted to employees.

The compensation expense charged to the income statement is primarily based upon the fair value of the options granted, the vesting period and the vesting conditions.

The Company has established trusts to facilitate the delivery of Prudential plc shares under employee incentive plans and savings-related share option schemes. The cost to the Company of acquiring these treasury shares held in trusts is shown as a deduction from shareholders' equity.

(k)	Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on management's estimate and judgement of the likely amount of the liability, or recovery by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, such as the UK, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group's consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 'Income Taxes' does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

(l)	Business acquisitions and disposals

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired entity is recorded as goodwill. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred. Income and expenses of acquired entities are included in the income statement from the date of acquisition.

Income and expenses of entities sold during the period are included in the income statement up to the date of disposal. The gain or loss on disposal is calculated as the difference between sale proceeds net of selling costs, less the net assets of the entity at the date of disposal, adjusted for foreign exchange movements attaching to the sold entity that are required to be recycled to the income statement under IAS 21.

(m)	Goodwill

Goodwill arising on acquisitions of subsidiaries and businesses is capitalised and carried on the Group statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment. For the purposes of impairment testing, goodwill is allocated to cash generating units. For further details see note C5(a).

(n)	Intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. Deferred acquisition costs are accounted for as described in note A3.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. Distribution rights relate to fees paid under bancassurance partnership arrangements for bank distribution of products for the term of the contract. Amounts for distribution rights are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels. The same principles apply to determining the amortisation method for other intangible assets unless the pattern cannot be determined reliably, in which case a straight line method is applied. Amortisation of intangible assets is charged to the 'acquisition costs and other expenditure' line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

(o)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition.

(p)	Shareholders' dividends

Interim dividends are recorded in the period in which they are paid. Final dividends are recorded in the period in which they are approved by shareholders.

(q)	Share capital

Shares are classified as equity when their terms do not create an obligation to transfer assets. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

(r)	Foreign exchange

The Group's consolidated financial statements are presented in pounds sterling, the Group's presentation currency. Accordingly, the results and financial position of foreign subsidiaries must be translated into the presentation currency of the Group from their functional currencies, ie the currency of the primary economic environment in which the entity operates. All assets and liabilities of foreign subsidiaries are converted at year end exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these currency translations is recorded as a separate component in the statement of comprehensive income.

Foreign currency borrowings that are used to provide a hedge against Group equity investments in overseas subsidiaries are translated at year end exchange rates and movements recognised in other comprehensive income. Other foreign currency monetary items are translated at year end exchange rates with changes recognised in the income statement.

Foreign currency transactions are translated at the spot rate prevailing at the time.

(s)	Earnings per share

Basic earnings per share is calculated by dividing the earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts and consolidated unit trusts and OEICs, which are treated as cancelled.

For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group's only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company's ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.